Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services Inc
November 27, 2006
October 31, 2006
October 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
27-Nov-06
Determination Date 18-Nov-06 Accrual Periods: Begin End
Record Date - X, P, R, C 31-Oct-06 Libor Certificates 10/25/2006 11/26/2006
Record Date - others 24-Nov-06 Others 10/1/2006 10/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1AU 5.40000% $325,817,000.00 $325,817,000.00 $0.00 $1,446,680.10 $1,446,680.10 166,114.05 $0.00 $325,983,114.05
1-A2A1 5.49000% $115,000,000.00 $115,000,000.00 $0.00 $520,106.07 $520,106.07 58,631.43 $0.00 $115,058,631.43
1-A2A2U 5.47000% $24,171,000.00 $24,171,000.00 $0.00 $108,874.11 $108,874.11 12,323.31 $0.00 $24,183,323.31
1-A2BU 5.46000% $51,666,000.00 $51,666,000.00 $0.00 $232,247.01 $232,247.01 26,341.32 $0.00 $51,692,341.32
1-A3A 5.54000% $193,933,000.00 $193,933,000.00 $0.00 $885,981.91 $885,981.91 98,874.51 $0.00 $194,031,874.51
1-A3BU 5.58000% $23,212,000.00 $23,212,000.00 $0.00 $106,895.01 $106,895.01 11,834.37 $0.00 $23,223,834.37
1-A4 5.66000% $14,973,000.00 $14,973,000.00 $0.00 $70,051.11 $70,051.11 7,633.81 $0.00 $14,980,633.81
2-A1 5.52000% $120,918,000.00 $120,918,000.00 $0.00 $504,471.07 $504,471.07 107,374.01 $0.00 $121,025,374.01
2-A2 5.54500% $80,612,000.00 $80,612,000.00 $0.00 $338,161.41 $338,161.41 71,582.67 $0.00 $80,683,582.67
M1 5.73000% $40,845,000.00 $40,845,000.00 $0.00 $190,438.50 $190,438.50 24,099.86 $0.00 $40,869,099.86
M2 5.75000% $19,885,000.00 $19,885,000.00 $0.00 $93,077.73 $93,077.73 11,732.79 $0.00 $19,896,732.79
M3 5.80000% $16,123,000.00 $16,123,000.00 $0.00 $76,207.53 $76,207.53 9,513.09 $0.00 $16,132,513.09
M4 5.86000% $11,823,000.00 $11,823,000.00 $0.00 $56,533.27 $56,533.27 6,975.95 $0.00 $11,829,975.95
M5 5.97000% $12,898,000.00 $12,898,000.00 $0.00 $62,974.08 $62,974.08 7,610.23 $0.00 $12,905,610.23
M6 6.57000% $4,836,000.00 $4,836,000.00 $0.00 $26,271.41 $26,271.41 2,853.40 $0.00 $4,838,853.40
M7 6.92000% $3,762,000.00 $3,762,000.00 $0.00 $21,643.92 $21,643.92 2,219.70 $0.00 $3,764,219.70
M8 6.93071% $3,762,000.00 $3,762,000.00 $0.00 $22,161.20 $22,161.20 2,219.70 $0.00 $3,764,219.70
M9 6.93071% $5,266,000.00 $5,266,000.00 $0.00 $31,020.96 $31,020.96 3,107.11 $0.00 $5,269,107.11
X N/A $5,377,077.16 $5,377,077.16 $0.00 $1,404,185.42 $1,404,185.42 $0.00 N/A $5,377,077.16
P N/A N/A $0.00 $0.00 $50,598.57 $50,598.57 N/A N/A $0.00
C N/A N/A $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
R N/A N/A $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
Totals: $1,069,502,000.00 $1,069,502,000.00 $0.00 $6,248,580.39 $6,248,580.39 $631,041.31 $0.00 $1,070,133,041.31
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Grantor Trust Certificates
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
1-A1A 5.40000% $325,817,000.00 $325,817,000.00 $0.00 $1,612,794.15 $1,612,794.15 166,114.05 $0.00 $325,817,000.00
1-A2A2 5.47000% $24,171,000.00 $24,171,000.00 $0.00 $121,197.42 $121,197.42 12,323.31 $0.00 $24,171,000.00
1-A2B 5.46000% $51,666,000.00 $51,666,000.00 $0.00 $258,588.33 $258,588.33 26,341.32 $0.00 $51,666,000.00
1-A3B 5.58000% $23,212,000.00 $23,212,000.00 $0.00 $118,729.38 $118,729.38 11,834.37 $0.00 $23,212,000.00
(3) Deferred Int covered by Cap Deferred Int Agreement
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1AU 39538BAV6 $1,000.00000000 $0.00000000 $4.44016150 $0.00000000 $1,000.50983850 LIBOR 5.32000%
1-A1A 39538BAA2 $1,000.00000000 $0.00000000 $4.95000000 $0.00000000 $1,000.00000000
1-A2A1 39538BAB0 $1,000.00000000 $0.00000000 $4.52266148 $0.00000000 $1,000.50983852
1-A2A2U 39538BAW4 $1,000.00000000 $0.00000000 $4.50432791 $0.00000000 $1,000.50983865
1-A2A2 39538BAC8 $1,000.00000000 $0.00000000 $5.01416642 $0.00000000 $1,000.00000000
1-A2BU 39538BAX2 $1,000.00000000 $0.00000000 $4.49516142 $0.00000000 $1,000.50983858
1-A2B 39538BAD6 $1,000.00000000 $0.00000000 $5.00499993 $0.00000000 $1,000.00000000
1-A3A 39538BAE4 $1,000.00000000 $0.00000000 $4.56849484 $0.00000000 $1,000.50983850
1-A3BU 39538BAY0 $1,000.00000000 $0.00000000 $4.60516155 $0.00000000 $1,000.50983845
1-A3B 39538BAF1 $1,000.00000000 $0.00000000 $5.11500000 $0.00000000 $1,000.00000000
1-A4 39538BAG9 $1,000.00000000 $0.00000000 $4.67849529 $0.00000000 $1,000.50983838
2-A1 39538BAH7 $1,000.00000000 $0.00000000 $4.17200971 $0.00000000 $1,000.88799029
2-A2 39538BAJ3 $1,000.00000000 $0.00000000 $4.19492644 $0.00000000 $1,000.88799025
M1 39538BAK0 $1,000.00000000 $0.00000000 $4.66246787 $0.00000000 $1,000.59003207
M2 39538BAL8 $1,000.00000000 $0.00000000 $4.68080111 $0.00000000 $1,000.59003219
M3 39538BAM6 $1,000.00000000 $0.00000000 $4.72663462 $0.00000000 $1,000.59003225
M4 39538BAN4 $1,000.00000000 $0.00000000 $4.78163495 $0.00000000 $1,000.59003214
M5 39538BAP9 $1,000.00000000 $0.00000000 $4.88246860 $0.00000000 $1,000.59003179
M6 39538BAQ7 $1,000.00000000 $0.00000000 $5.43246691 $0.00000000 $1,000.59003309
M7 39538BAR5 $1,000.00000000 $0.00000000 $5.75330144 $0.00000000 $1,000.59003190
M8 39538BAS3 $1,000.00000000 $0.00000000 $5.89080276 $0.00000000 $1,000.59003190
M9 39538BAT1 $1,000.00000000 $0.00000000 $5.89080137 $0.00000000 $1,000.59003228
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR6
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
27-Nov-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR6
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1AU 5.40000% $1,612,794.15 $0.00 $0.00 $0.00 $0.00 $166,114.05 $1,446,680.10 $0.00
1-A1A 5.40000% $1,612,794.15 $0.00 $0.00 $0.00 $0.00 $0.00 $1,612,794.15 $0.00
1-A2A1 5.49000% $578,737.50 $0.00 $0.00 $0.00 $0.00 $58,631.43 $520,106.07 $0.00
1-A2A2U 5.47000% $121,197.42 $0.00 $0.00 $0.00 $0.00 $12,323.31 $108,874.11 $0.00
1-A2A2 5.47000% $121,197.42 $0.00 $0.00 $0.00 $0.00 $0.00 $121,197.42 $0.00
1-A2BU 5.46000% $258,588.33 $0.00 $0.00 $0.00 $0.00 $26,341.32 $232,247.01 $0.00
1-A2B 5.46000% $258,588.33 $0.00 $0.00 $0.00 $0.00 $0.00 $258,588.33 $0.00
1-A3A 5.54000% $984,856.42 $0.00 $0.00 $0.00 $0.00 $98,874.51 $885,981.91 $0.00
1-A3BU 5.58000% $118,729.38 $0.00 $0.00 $0.00 $0.00 $11,834.37 $106,895.01 $0.00
1-A3B 5.58000% $118,729.38 $0.00 $0.00 $0.00 $0.00 $0.00 $118,729.38 $0.00
1-A4 5.66000% $77,684.92 $0.00 $0.00 $0.00 $0.00 $7,633.81 $70,051.11 $0.00
2-A1 5.52000% $611,845.08 $0.00 $0.00 $0.00 $0.00 $107,374.01 $504,471.07 $0.00
2-A2 5.54500% $409,744.08 $0.00 $0.00 $0.00 $0.00 $71,582.67 $338,161.41 $0.00
M1 5.73000% $214,538.36 $0.00 $0.00 $0.00 $0.00 $24,099.86 $190,438.50 $0.00
M2 5.75000% $104,810.52 $0.00 $0.00 $0.00 $0.00 $11,732.79 $93,077.73 $0.00
M3 5.80000% $85,720.62 $0.00 $0.00 $0.00 $0.00 $9,513.09 $76,207.53 $0.00
M4 5.86000% $63,509.22 $0.00 $0.00 $0.00 $0.00 $6,975.95 $56,533.27 $0.00
M5 5.97000% $70,584.31 $0.00 $0.00 $0.00 $0.00 $7,610.23 $62,974.08 $0.00
M6 6.57000% $29,124.81 $0.00 $0.00 $0.00 $0.00 $2,853.40 $26,271.41 $0.00
M7 6.92000% $23,863.62 $0.00 $0.00 $0.00 $0.00 $2,219.70 $21,643.92 $0.00
M8 7.07000% $23,900.56 $0.00 $480.34 $480.34 $0.00 $2,219.70 $22,161.20 $0.00
M9 7.07000% $33,455.70 $0.00 $672.37 $672.37 $0.00 $3,107.11 $31,020.96 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1AU $0.00 $0.00 $0.00 $0.00 $0.00
1-A1A $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2U $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A $0.00 $0.00 $0.00 $0.00 $0.00
1-A3BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A3B $0.00 $0.00 $0.00 $0.00 $0.00
1-A4 $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
27-Nov-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR6
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Deposit / Withdrawal : Income to X 0.00 Servicer remittance 6,248,580.39
Deposit : Required Amount from waterfall 1,152.71 Funds from Capitalized Interest Amount 0.00
Withdrawal: to cover Basis Risk shortfalls 1,152.71 Net Funds from Basis Risk account 1,152.71
Withdrawal: to X when Libor certs reduced to zero 0.00 Withdrawal: to cover Basis Risk shortfalls 1,152.71
Ending Balance 0 6,248,580.39
Distributions (B):
Total interest distributed 6,248,580.39
Miscellaneous:
Group1
Group2
Total
Total principal distributed 0.00
Cumulative Recoveries 0.00 0.00 0.00 Net Deposits to Basis Risk account 1,152.71
Withdrawal: to cover Basis Risk shortfalls 1,152.71
A) Advances required to be made by Servicer 2,024,169.22 529,362.01 2,553,531.23 6,248,580.39
B) Advances actually made by Servicer 2,024,169.22 529,362.01 2,553,531.23
C) Excess of A over B 0.00 0.00 0.00 (A) - (B): 0.00
Cumulative Payments to following bonds:
Class R
0.00
Deferred Interest Cap Account
Class X-I 1,404,185.42 Beginning Balance 0.00
Funds from Cap Provider 216,613.05
Class P 50,598.57 Withdraw to pay Grantor Trust Certificates 216,613.05
Withdraw to pay Cap Provider 0.00
Interest Remittance Amount 6,197,981.82 Ending Balance 0.00
Principal Remittance Amount 0.00
Principal Distribution Amount 0.00
.
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
27-Nov-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR6
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 5,377,077.16
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 5,374,395.00
B) Ending Collateral Balance 1,075,510,118.47 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.797%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,074,879,077.16 Excess available interest (A): 1,405,338.13
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until August 2009) 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 1,152.71
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 1,404,185.42
For Distribution Dates prior to November 2012, 24.15% (B): 1,405,338.13
For Distribution Dates on or after November 2012, 30.20%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
11.583%
Senior Enhancement Percentage for purposes of Stepdown 11.583%
The later to occur of:
(x) the Distribution Date in November 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in November 2012, 28.97%
(ii) on or after the Distribution Date in November 2012, 23.18%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,074,879,077.16
3,020,335.04
3,651,376.35
0.00
1,075,510,118.47
2,457.21
2,549,301.06
468,576.77
0.00
0.00
3,020,335.04
7,164,771.10
335,747.97
3,651,376.35
0.00
0.00
0.00
0.00
3,177,646.78
50,598.57
0.00
6,248,580.39
3,068
3,060
1.0005870812
7.99878%
7.62378%
11.31302%
0.00
3,063
1,074,370,789.23
0.00
0.00
0.00
1,894,477.24
6
0
0.00
0.00
335,747.97
0.00
0.00
0.00
0.00
0.00
846,930,340.78
2,439,204.61
2,868,842.24
0.00
847,359,978.41
1,815.88
2,062,013.06
375,375.67
0.00
0.00
2,439,204.61
5,639,789.12
264,513.87
2,868,842.24
0.00
0.00
0.00
0.00
2,506,433.01
34,836.07
0.00
4,980,473.69
2,396
2,389
1.0005072880
7.99091%
7.61591%
11.30457%
0.00
2,392
846,536,007.84
0.00
0.00
0.00
1,408,916.94
5
0
0.00
0.00
264,513.87
0.00
0.00
0.00
0.00
0.00
227,948,736.38
581,130.43
782,534.11
0.00
228,150,140.06
641.33
487,288.00
93,201.10
0.00
0.00
581,130.43
1,524,981.98
71,234.10
782,534.11
0.00
0.00
0.00
0.00
671,213.77
15,762.50
0.00
1,268,106.70
672
671
1.0008835481
8.02803%
7.65303%
11.34441%
0.00
671
227,834,781.39
0.00
0.00
0.00
485,560.30
1
0
0.00
0.00
71,234.10
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
88 7,310,240.33 0.68% 68 5,632,073.23 0.66% 20 1,678,167.10 0.74%
100K to 199.99K
619 96,888,870.64 9.01% 474 74,331,150.02 8.77% 145 22,557,720.62 9.89%
200K to 299.99K
714 177,072,323.39 16.46% 543 134,509,882.46 15.87% 171 42,562,440.93 18.66%
300K to 399.99K
578 199,970,665.88 18.59% 459 158,751,139.32 18.73% 119 41,219,526.56 18.07%
400K to 499.99K
466 207,963,823.68 19.34% 368 164,239,736.42 19.38% 98 43,724,087.26 19.16%
500K to 599.99K
308 166,210,726.28 15.45% 249 134,583,901.36 15.88% 59 31,626,824.92 13.86%
600K to 699.99K
146 93,805,485.39 8.72% 115 73,929,835.54 8.72% 31 19,875,649.85 8.71%
700K to 799.99K
60 44,683,901.52 4.15% 46 34,356,006.23 4.05% 14 10,327,895.29 4.53%
800K to 899.99K
24 20,308,045.80 1.89% 20 16,910,898.00 2.00% 4 3,397,147.80 1.49%
900K to 999.99K
23 21,917,277.19 2.04% 19 18,119,906.76 2.14% 4 3,797,370.43 1.66%
1000K to 1099.99K
19 19,224,131.81 1.79% 17 17,220,476.98 2.03% 2 2,003,654.83 0.88%
1100K to 1199.99K
2 2,313,719.91 0.22% 1 1,190,880.08 0.14% 1 1,122,839.83 0.49%
1200K to 1299.99K
7 8,658,512.77 0.81% 6 7,407,068.71 0.87% 1 1,251,444.06 0.55%
1300K to 1399.99K
2 2,702,739.25 0.25% 1 1,319,240.16 0.16% 1 1,383,499.09 0.61%
1400K to 1499.99K
1 1,435,055.92 0.13% 1 1,435,055.92 0.17% 0 0.00 0.00%
1500K to 1599.99K
1 1,501,265.23 0.14% 1 1,501,265.23 0.18% 0 0.00 0.00%
1600K to 1699.99K
1 1,621,871.49 0.15% 0 0.00 0.00% 1 1,621,871.49 0.71%
1900K to 1999.99K
1 1,921,461.99 0.18% 1 1,921,461.99 0.23% 0 0.00 0.00%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1900K to 1999.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.49%
1 413,605.11 0.04% 1 413,605.11 0.05% 0 0.00 0.00%
2.00% - 2.49%
4 725,724.13 0.07% 3 410,365.46 0.05% 1 315,358.67 0.14%
4.50% - 4.99%
1 400,895.41 0.04% 1 400,895.41 0.05% 0 0.00 0.00%
6.50% - 6.99%
8 2,582,439.50 0.24% 7 2,251,901.14 0.27% 1 330,538.36 0.14%
7.00% - 7.49%
132 50,588,162.26 4.70% 104 41,635,304.97 4.91% 28 8,952,857.29 3.92%
7.50% - 7.99%
810 310,833,324.95 28.90% 651 258,263,802.49 30.48% 159 52,569,522.46 23.04%
8.00% - 8.49%
1,866 637,907,972.02 59.31% 1,427 484,984,054.35 57.23% 439 152,923,917.67 67.03%
8.50% - 8.99%
238 72,057,995.09 6.70% 195 59,000,049.48 6.96% 43 13,057,945.61 5.72%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.99%
Group 2 Weighted Average Rate: 8.03%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
361 136,789,480.89 12.72% 292 115,319,604.23 13.61% 69 21,469,876.66 9.41%
3.00% - 3.99%
2,699 938,720,637.58 87.28% 2,097 732,040,374.18 86.39% 602 206,680,263.40 90.59%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.30%
Group 2 Weighted Average Margin: 3.35%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
361 136,789,480.89 12.72% 292 115,319,604.23 13.61% 69 21,469,876.66 9.41%
3.00% - 3.99%
2,699 938,720,637.58 87.28% 2,097 732,040,374.18 86.39% 602 206,680,263.40 90.59%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.30%
Group 2 Weighted Average Lifetime Rate Floor: 3.35%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
411 163,848,150.26 15.23% 324 132,542,954.93 15.64% 87 31,305,195.33 13.72%
12.00% - 12.99%
2,649 911,661,968.21 84.77% 2,065 714,817,023.48 84.36% 584 196,844,944.73 86.28%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.68%
Group 2 Weighted Average Lifetime Rate Ceiling: 11.72%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
3,060 1,075,510,118.47 100.00% 2,389 847,359,978.41 100.00% 671 228,150,140.06 100.00%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
3,060 1,075,510,118.47 100.00% 2,389 847,359,978.41 100.00% 671 228,150,140.06 100.00%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
322 98,846,154.68 9.19% 266 82,299,247.44 9.71% 56 16,546,907.24 7.25%
1 Year MTA
2,738 976,663,963.79 90.81% 2,123 765,060,730.97 90.29% 615 211,603,232.82 92.75%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
198 66,514,414.38 6.18% 158 53,598,001.69 6.33% 40 12,916,412.69 5.66%
3 Units
72 29,882,357.84 2.78% 64 27,220,762.65 3.21% 8 2,661,595.19 1.17%
4 Units
68 26,532,079.24 2.47% 48 18,056,027.00 2.13% 20 8,476,052.24 3.72%
Condominium
9 3,213,680.87 0.30% 6 2,623,254.41 0.31% 3 590,426.46 0.26%
Cooperative
1 420,354.26 0.04% 1 420,354.26 0.05% 0 0.00 0.00%
High Rise Condo
46 19,360,315.47 1.80% 42 17,109,992.85 2.02% 4 2,250,322.62 0.99%
Low Rise Condo
322 82,209,051.86 7.64% 261 66,882,155.42 7.89% 61 15,326,896.44 6.72%
Mid Rise Condo
13 3,145,519.17 0.29% 10 2,732,067.18 0.32% 3 413,451.99 0.18%
Planned Unit Development
573 199,125,435.94 18.51% 455 157,738,223.15 18.62% 118 41,387,212.79 18.14%
Single Family
1,758 645,106,909.44 59.98% 1,344 500,979,139.80 59.12% 414 144,127,769.64 63.17%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
1 478,186.32 0.04% 1 478,186.32 0.06% 0 0.00 0.00%
2006
3,059 1,075,031,932.15 99.96% 2,388 846,881,792.09 99.94% 671 228,150,140.06 100.00%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Year of First Payment Date
Year

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 58,987.03 0.01% 1 58,987.03 0.01% 0 0.00 0.00%
15.00%-19.99%
1 56,954.02 0.01% 1 56,954.02 0.01% 0 0.00 0.00%
20.00%-24.99%
2 360,224.54 0.03% 2 360,224.54 0.04% 0 0.00 0.00%
25.00%-29.99%
1 230,146.20 0.02% 1 230,146.20 0.03% 0 0.00 0.00%
30.00%-34.99%
4 830,701.06 0.08% 3 675,508.55 0.08% 1 155,192.51 0.07%
35.00%-39.99%
6 1,159,196.27 0.11% 3 560,364.98 0.07% 3 598,831.29 0.26%
40.00%-44.99%
19 6,042,578.19 0.56% 15 4,805,144.65 0.57% 4 1,237,433.54 0.54%
45.00%-49.99%
18 6,282,665.62 0.58% 16 5,660,753.26 0.67% 2 621,912.36 0.27%
50.00%-54.99%
15 4,563,317.39 0.42% 9 3,062,598.56 0.36% 6 1,500,718.83 0.66%
55.00%-59.99%
26 8,437,125.48 0.78% 20 7,229,856.44 0.85% 6 1,207,269.04 0.53%
60.00%-64.99%
44 21,966,478.49 2.04% 36 17,367,981.21 2.05% 8 4,598,497.28 2.02%
65.00%-69.99%
93 38,731,373.75 3.60% 69 28,602,443.73 3.38% 24 10,128,930.02 4.44%
70.00%-74.99%
197 78,441,792.07 7.29% 157 65,306,726.36 7.71% 40 13,135,065.71 5.76%
75.00%-79.99%
670 232,731,330.53 21.64% 529 185,558,291.13 21.90% 141 47,173,039.40 20.68%
80.00%-84.99%
1,889 654,142,723.31 60.82% 1,474 511,855,611.62 60.41% 415 142,287,111.69 62.37%
85.00%-89.99%
26 8,219,843.87 0.76% 20 6,323,869.58 0.75% 6 1,895,974.29 0.83%
90.00%-94.99%
41 10,963,966.97 1.02% 27 7,524,979.23 0.89% 14 3,438,987.74 1.51%
95.00%-99.99%
7 2,290,713.68 0.21% 6 2,119,537.32 0.25% 1 171,176.36 0.08%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 78
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,107 710,798,258.85 66.09% 1,664 568,603,661.22 67.10% 443 142,194,597.63 62.33%
457 - 480
953 364,711,859.62 33.91% 725 278,756,317.19 32.90% 228 85,955,542.43 37.67%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 397
Group 2 Weighted Average Remaining Amortization Months: 403
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,107 710,798,258.85 66.09% 1,664 568,603,661.22 67.10% 443 142,194,597.63 62.33%
457 - 480
953 364,711,859.62 33.91% 725 278,756,317.19 32.90% 228 85,955,542.43 37.67%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 397
Group 2 Weighted Average Remaining Months: 403

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,107 710,798,258.85 66.09% 1,664 568,603,661.22 67.10% 443 142,194,597.63 62.33%
457 - 480
953 364,711,859.62 33.91% 725 278,756,317.19 32.90% 228 85,955,542.43 37.67%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 399
Group 2 Weighted Average Original Amortization Months: 405
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,107 710,798,258.85 66.09% 1,664 568,603,661.22 67.10% 443 142,194,597.63 62.33%
457 - 480
953 364,711,859.62 33.91% 725 278,756,317.19 32.90% 228 85,955,542.43 37.67%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 399
Group 2 Weighted Average Original Remaining Months: 405

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
9 2,597,152.42 0.24% 8 2,385,934.80 0.28% 1 211,217.62 0.09%
ARIZONA
139 37,224,091.09 3.46% 109 30,870,765.96 3.64% 30 6,353,325.13 2.78%
CALIFORNIA
1,308 577,651,556.12 53.71% 955 429,599,822.57 50.70% 353 148,051,733.55 64.89%
COLORADO
56 12,826,805.87 1.19% 43 10,580,941.98 1.25% 13 2,245,863.89 0.98%
CONNECTICUT
14 4,604,958.66 0.43% 11 3,736,321.51 0.44% 3 868,637.15 0.38%
DELAWARE
4 1,060,297.25 0.10% 4 1,060,297.25 0.13% 0 0.00 0.00%
DISTRICT OF COLUMBIA
9 2,630,124.06 0.24% 7 2,109,789.11 0.25% 2 520,334.95 0.23%
FLORIDA
293 77,475,500.51 7.20% 211 56,198,026.45 6.63% 82 21,277,474.06 9.33%
GEORGIA
43 9,441,171.93 0.88% 33 6,578,848.62 0.78% 10 2,862,323.31 1.25%
IDAHO
33 7,883,508.65 0.73% 24 5,767,174.59 0.68% 9 2,116,334.06 0.93%
ILLINOIS
62 15,334,596.33 1.43% 59 14,493,991.79 1.71% 3 840,604.54 0.37%
INDIANA
3 669,537.93 0.06% 3 669,537.93 0.08% 0 0.00 0.00%
KANSAS
3 393,935.87 0.04% 3 393,935.87 0.05% 0 0.00 0.00%
MARYLAND
76 26,094,905.71 2.43% 76 26,094,905.71 3.08% 0 0.00 0.00%
MASSACHUSETTS
44 15,921,797.19 1.48% 37 13,843,177.14 1.63% 7 2,078,620.05 0.91%
MICHIGAN
28 5,598,429.14 0.52% 14 2,823,668.00 0.33% 14 2,774,761.14 1.22%
MINNESOTA
52 12,453,282.75 1.16% 51 12,253,296.97 1.45% 1 199,985.78 0.09%
MISSOURI
13 2,204,857.11 0.21% 7 724,174.06 0.09% 6 1,480,683.05 0.65%
MONTANA
1 180,161.21 0.02% 1 180,161.21 0.02% 0 0.00 0.00%
NEBRASKA
1 287,838.42 0.03% 0 0.00 0.00% 1 287,838.42 0.13%
NEVADA
117 36,989,989.77 3.44% 90 28,786,294.25 3.40% 27 8,203,695.52 3.60%
NEW JERSEY
104 36,359,371.64 3.38% 99 34,444,592.24 4.06% 5 1,914,779.40 0.84%
NEW MEXICO
14 4,050,270.19 0.38% 14 4,050,270.19 0.48% 0 0.00 0.00%
NEW YORK
71 31,782,383.32 2.96% 69 31,009,526.15 3.66% 2 772,857.17 0.34%
NORTH CAROLINA
19 3,019,299.43 0.28% 18 2,871,205.36 0.34% 1 148,094.07 0.06%
NORTH DAKOTA
2 256,489.79 0.02% 1 108,790.16 0.01% 1 147,699.63 0.06%
OHIO
22 3,345,705.82 0.31% 11 1,507,916.99 0.18% 11 1,837,788.83 0.81%
OKLAHOMA
2 196,554.70 0.02% 2 196,554.70 0.02% 0 0.00 0.00%
OREGON
66 18,336,232.85 1.70% 55 15,549,886.81 1.84% 11 2,786,346.04 1.22%
PENNSYLVANIA
19 4,578,419.32 0.43% 12 3,375,600.11 0.40% 7 1,202,819.21 0.53%
RHODE ISLAND
3 836,098.57 0.08% 3 836,098.57 0.10% 0 0.00 0.00%
SOUTH CAROLINA
4 1,539,218.37 0.14% 4 1,539,218.37 0.18% 0 0.00 0.00%
TENNESSEE
6 1,640,406.06 0.15% 4 1,268,495.13 0.15% 2 371,910.93 0.16%
TEXAS
54 8,574,888.28 0.80% 44 6,882,399.29 0.81% 10 1,692,488.99 0.74%
UTAH
73 18,334,289.51 1.70% 58 14,009,863.22 1.65% 15 4,324,426.29 1.90%
VIRGINIA
77 29,643,081.98 2.76% 74 28,746,528.60 3.39% 3 896,553.38 0.39%
WASHINGTON
208 62,428,002.71 5.80% 168 50,847,157.57 6.00% 40 11,580,845.14 5.08%
WISCONSIN
5 746,984.74 0.07% 5 746,984.74 0.09% 0 0.00 0.00%
WYOMING
3 317,923.20 0.03% 2 217,824.44 0.03% 1 100,098.76 0.04%
Total
3,060
1,075,510,118.47
100.00%
2,389
847,359,978.41
100.00%
671
228,150,140.06
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
NEW JERSEY
NEW YORK
ARIZONA
NEVADA
VIRGINIA
MARYLAND
OREGON
ILLINOIS
UTAH
MASSACHUSETTS
MINNESOTA
COLORADO
TEXAS
GEORGIA
IDAHO
NEW MEXICO
CONNECTICUT
PENNSYLVANIA
NORTH CAROLINA
MICHIGAN
ALABAMA
DISTRICT OF
COLUMBIA
SOUTH CAROLINA
OHIO
TENNESSEE
DELAWARE
RHODE ISLAND
WISCONSIN
MISSOURI
INDIANA
KANSAS
WYOMING
OKLAHOMA
MONTANA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
70
CALIFORNIA
FLORIDA
WASHINGTON
NEVADA
ARIZONA
UTAH
GEORGIA
OREGON
MICHIGAN
COLORADO
IDAHO
MASSACHUSETTS
NEW JERSEY
OHIO
TEXAS
MISSOURI
PENNSYLVANIA
VIRGINIA
CONNECTICUT
ILLINOIS
NEW YORK
DISTRICT OF
COLUMBIA
TENNESSEE
NEBRASKA
ALABAMA
MINNESOTA
NORTH CAROLINA
NORTH DAKOTA
WYOMING
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,060
1,075,510,118.47
100.00%
1,072,698,138.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,060
1,075,510,118.47
1,072,698,138.84
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,060
1,075,510,118.47
100.00%
1,072,698,138.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,060
1,075,510,118.47
100.00%
1,072,698,138.84
All Groups
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,389
847,359,978.41
100.00%
845,135,202.64
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,389
847,359,978.41
845,135,202.64
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,389
847,359,978.41
100.00%
845,135,202.64
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,389
847,359,978.41
100.00%
845,135,202.64
Group 1
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
671
228,150,140.06
100.00%
227,562,936.20
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
671
228,150,140.06
227,562,936.20
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
671
228,150,140.06
100.00%
227,562,936.20
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
671
228,150,140.06
100.00%
227,562,936.20
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
Group 2
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
# None #

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
# None #

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Group 2
Total
Current
3.40%
2,437,388.73
3.01%
580,489.10
3.32%
3,017,877.83
Life CPR
3.40% 3.01% 3.32%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
7 2,058,600.00 2,062,013.06 0.00 846,930,340.78
GROUP 2
1 485,000.00 487,288.00 0.00 227,948,736.38
TOTAL:
8
2,543,600.00
2,549,301.06
0.00
0.24%
99.76%
1
0.21%
99.79%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122222375 200,000.00 200,206.27 200,822.59 0.00 0.00 0.00 Voluntary PIF
10/23/2006
0.00 8.125%
6,500.00
122586886 400,000.00 399,188.19 400,329.38 0.00 0.00 0.00 Voluntary PIF
10/13/2006
0.00 7.875%
0.00
122594781 281,600.00 280,928.93 281,925.31 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.125%
9,152.00
122589625 248,000.00 247,409.00 248,234.95 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 7.875%
0.00
122219678 204,000.00 204,235.66 204,962.37 0.00 0.00 0.00 Voluntary PIF
10/23/2006
0.00 8.125%
2,042.36
122588718 512,000.00 510,960.88 512,528.06 0.00 0.00 0.00 Voluntary PIF
10/25/2006
0.00 8.125%
10,219.21
122597107 213,000.00 212,585.20 213,210.40 0.00 0.00 0.00 Voluntary PIF
10/23/2006
0.00 8.125%
6,922.50
Total:
7
2,058,600.00
2,055,514.13
0.00
2,062,013.06
0.00
0.00
0.00
34,836.07
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
122228497 485,000.00 485,560.30 487,288.00 0.00 0.00 0.00 Voluntary PIF
10/19/2006
0.00 8.125%
15,762.50
Total:
1
485,000.00
485,560.30
0.00
487,288.00
0.00
0.00
0.00
15,762.50

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR6
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #